OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

10.          OTHER PAYABLES

               Other payables comprised of the following:

	December 31,	December 31,	December 31,
	2012	2011	2010
Payable to Employees	$500,327	$107,996	$62,601
Payable to Other Companies	1,491,832	372,821	260,416
Total	$1,992,159	$480,817	$323,017